Note 4 - Leases - Balance Sheet Information (Details) - USD ($)	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Operating lease right-of-use asset		$ 63,000
Total right-of-use assets	$ 559,347
Finance lease liability, current	100,728
Total lease liabilities	520,511
Other Noncurrent Assets [Member]
Operating lease right-of-use asset	51,535
Property, Plant and Equipment, Net [Member]
Finance lease right-of-use asset	507,812
Accounts Payable and Accrued Liabilities [Member]
Operating lease liability, current	47,431
Current Portion of Financing Lease [Member]
Finance lease liability, current	100,728
Other Noncurrent Liabilities [Member]
Operating lease liability, non-current	4,104
Finance lease liability, non-current	$ 368,248